Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Summary of Contractual Obligations in Future Periods
Rental payments

2014	$263,237
2015	263,237
2016	263,237
2017	263,237
2018	197,428
Total	1,250,376